Domestic and Foreign Components of Income Taxes Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Current:
Japan	$ 35,700	¥ 2,942,000	¥ 2,882,000	¥ 2,851,000
Foreign	7,050	581,000	598,000	392,000
Current	42,750	3,523,000	3,480,000	3,243,000
Deferred:
Japan	8,191	675,000	(1,398,000)	(1,726,000)
Foreign	12	1,000	(72,000)	138,000
Deferred	8,203	676,000	(1,470,000)	(1,588,000)
Total income taxes	$ 50,953	¥ 4,199,000	¥ 2,010,000	¥ 1,655,000